Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On
	Summary		Compensation	Compensation	Company	Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net	Royalty
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Revenues(6)
Year	for PEO(1)($)	to PEO(1)(2)($)	NEOs(3) ($)	NEOs(3)(4)($)	Return ($)	Return(5)($)	($)	($)
2025	2,108,124	2,314,139	927,261	992,762	257	164	41,654,100	76,352,800
2024	1,832,143	1,091,533	1,019,428	577,666	241	156	39,954,200	72,198,500
2023	1,618,639	6,428,551	906,715	3,854,631	247	113	40,178,100	70,230,700
2022	1,838,665	2,155,075	1,023,729	1,174,596	136	82	39,424,900	67,148,100
2021	1,826,625	2,530,288	962,045	1,620,766	136	119	39,919,900	60,779,300

(1)	The PEO listed in the table for all years presented includes Brett D. Heffes, Chief Executive Officer.:

(2)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Heffes as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Heffes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Heffes’ total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(699,963)	(674,282)	(321,278)	(591,845)	(615,355)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	552,843	755,230	598,966	858,464	602,093
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	47,687	(420,614)	3,074,007	141,517	462,835
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	305,448	(400,944)	1,458,217	(91,726)	254,090

(3)	The Non-PEOs NEOs listed in the table for 2025 include Anthony D. Ishaug, Renae M. Gaudette, and Lisa S. Hake. The Non PEO NEOs listed in the table for years 2021-2024 include Anthony D. Ishaug and Renae M. Gaudette.

(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the Non-PEO NEOs total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(313,049)	(376,567)	(179,354)	(326,909)	(325,775)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	252,155	421,790	334,374	475,051	366,876
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	17,596	(227,421)	1,837,904	94,204	410,244
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	108,798	(259,565)	954,992	(91,479)	207,376

(5)	The peer group is the NASDAQ US Benchmark Retail TR industry index, of which Winmark is a component.

(6)	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that is used to link compensation to company performance, is royalty revenues, a GAAP measure.

Company Selected Measure Name	royalty revenues
Named Executive Officers, Footnote
(1)	The PEO listed in the table for all years presented includes Brett D. Heffes, Chief Executive Officer.:
(3)	The Non-PEOs NEOs listed in the table for 2025 include Anthony D. Ishaug, Renae M. Gaudette, and Lisa S. Hake. The Non PEO NEOs listed in the table for years 2021-2024 include Anthony D. Ishaug and Renae M. Gaudette.

Peer Group Issuers, Footnote
(5)	The peer group is the NASDAQ US Benchmark Retail TR industry index, of which Winmark is a component.

PEO Total Compensation Amount	$ 2,108,124	$ 1,832,143	$ 1,618,639	$ 1,838,665	$ 1,826,625
PEO Actually Paid Compensation Amount	$ 2,314,139	1,091,533	6,428,551	2,155,075	2,530,288
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(699,963)	(674,282)	(321,278)	(591,845)	(615,355)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	552,843	755,230	598,966	858,464	602,093
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	47,687	(420,614)	3,074,007	141,517	462,835
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	305,448	(400,944)	1,458,217	(91,726)	254,090

Non-PEO NEO Average Total Compensation Amount	$ 927,261	1,019,428	906,715	1,023,729	962,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 992,762	577,666	3,854,631	1,174,596	1,620,766
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(313,049)	(376,567)	(179,354)	(326,909)	(325,775)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	252,155	421,790	334,374	475,051	366,876
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	17,596	(227,421)	1,837,904	94,204	410,244
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	108,798	(259,565)	954,992	(91,479)	207,376

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 257	241	247	136	136
Peer Group Total Shareholder Return Amount	164	156	113	82	119
Net Income (Loss)	$ 41,654,100	$ 39,954,200	$ 40,178,100	$ 39,424,900	$ 39,919,900
Company Selected Measure Amount	76,352,800	72,198,500	70,230,700	67,148,100	60,779,300
PEO Name	Brett D. Heffes
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that is used to link compensation to company performance, is royalty revenues, a GAAP measure.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 552,843	$ 755,230	$ 598,966	$ 858,464	$ 602,093
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,687	(420,614)	3,074,007	141,517	462,835
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,448	(400,944)	1,458,217	(91,726)	254,090
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,963)	(674,282)	(321,278)	(591,845)	(615,355)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,155	421,790	334,374	475,051	366,876
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,596	(227,421)	1,837,904	94,204	410,244
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,798	(259,565)	954,992	(91,479)	207,376
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (313,049)	$ (376,567)	$ (179,354)	$ (326,909)	$ (325,775)